INTANGIBLE ASSETS	6 Months Ended
Jun. 30, 2025
Intangible assets and goodwill [abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS
The following table summarizes the movement in the net book value of intangible assets, including goodwill for the six-month period ended June 30:

	2025	2024

Balance as of January 1	1,510	1,619

Acquisition	162	—
Additions	58	38
Disposals and write offs	—	(3)
Divestment and reclassification to held for sale	(58)	(8)
Amortization	(114)	(100)
Currency translation	(15)	(34)
Transfers	10	2

Balance as of June 30	1,553	1,514
Goodwill
Included within total intangible asset movements for the six-month period ended June 30, 2025, as shown above, are the following movements in goodwill for the group, per cash generating unit ("CGU"):

CGU	June 30, 2025	Currency translation	Divestments	Acquisitions	January 1, 2025

Pakistan	122	(3)	(58)	—	183
Kazakhstan	113	1	—	—	112
Uzbekistan	29	—	—	—	29
Ukraine	118	—	—	104	14

Total	382	(2)	(58)	104	338
* For acquisitions and divestments, refer to Note 5 - Significant transactions of these interim condensed consolidated financial statements for further details.
Impairment losses in 2025
The Company performed annual impairment testing of goodwill and for non-goodwill CGUs also tested assets for impairment as of September 30, 2024 and subsequently assessed for indicators of impairment or reversal of impairment as of June 30, 2025.
CGU Bangladesh is a non-goodwill CGU and therefore not subject to mandatory annual impairment testing. However, the CGU has limited headroom and is continuously monitored. We therefore performed valuation sensitivity tests to assess if a further impairment or reversal of impairment was required. Based on the assessment performed, we concluded that no impairment nor reversal was identified for CGU Bangladesh or any CGU.
Impairment losses in 2024
The Company performed annual impairment testing of goodwill and for non-goodwill CGUs also tested assets for impairment as of September 30, 2023 and subsequently assessed for indicators of impairment or reversal of impairment as of June 30, 2024.
CGU Bangladesh is a non-goodwill CGU and therefore not subject to mandatory annual impairment testing. However, the CGU has limited headroom and is continuously monitored. We therefore performed valuation sensitivity tests to assess if a further impairment or reversal of impairment was required. Based on the assessment performed, we concluded that no impairment nor reversal was identified for CGU Bangladesh or any CGU.